Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ 12,103	$ 7,609
Currency impact on long term funding	(18,931)	(20,913)
Tax on currency impact on long term funding	1,184	1,540
Actuarial loss on defined benefit pension plan (note 9)	(3,371)	(4,060)	305
Unrealised capital gain/(loss) - investments (note 3)	239	(622)
Total	$ (8,776)	$ (16,446)